MARK KARPE

Assistant Vice President and Managing Assistant General Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

July 17, 2025

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Select Fund
(File Nos. 033-13954 and 811-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 175 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

The PEA is filed for the purpose of adding a new series to the Trust — Capital Appreciation Portfolio.

Information that was not available or final at the time of the filing (e.g., data for portfolio managers regarding other accounts managed) will be included in a Rule 485(b) filing prior to the effective date. As the facing sheet indicates, PEA No. 175 is scheduled to become effective 75 days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Audrey L. Cheng, Esq., Pacific Life Fund Advisors LLC
Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Morgan Lewis & Bockius LLP